Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
2023 Acquisitions [Member]
Business Acquisition [Line Items]
Summary of Preliminary Estimates of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimates of fair value of the assets acquired and liabilities assumed related to the 2023 acquisitions (in millions):

Current assets	$13.1
Intangible assets subject to amortization:
Technology	144.0
Trademarks and trade names	3.5
Customer relationships	40.1
Intangible assets not subject to amortization:
In-process research and development (IPR&D)	36.3
Goodwill	215.0
Other assets	4.8
Total assets acquired	456.8
Current liabilities	8.2
Deferred income taxes	37.7
Total liabilities assumed	45.9
Net assets acquired	$410.9

Sternal Closure Company [Member]
Business Acquisition [Line Items]
Summary of Preliminary Estimates of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the aggregate final estimates of fair value of the assets acquired and liabilities assumed related to this acquisition (in millions):

Current assets	$3.8
Intangible assets subject to amortization:
Technology	42.8
Customer relationships	12.3
Goodwill	48.3
Other assets	4.9
Total assets acquired	112.1
Current liabilities	1.1
Total liabilities assumed	1.1
Net assets acquired	$111.0